STOCKHOLDERS’ DEFICIT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity [Abstract]
SCHEDULE OF BLACK-SCHOLES OPTION PRICING MODEL WITH AVERAGE ASSUMPTIONS

During the year ended December 31, 2021, the Company granted options to purchase common stock to officers and non-management directors. The options were valued using the Black-Scholes option pricing model with the following average assumptions:

	December 31 2021	December 31 2020
Expected volatility	44.8% – 124.4%	199.2% - 223.2%
Risk-free interest rate	0.9% – 1.75%	0.28% - 0.38%
Stock price on date of grant	$0.0004 - $0.008	$0.0009 - $0.0014
Dividend yield	0.00%	0.00%
Expected term	10 years	5 - 10 years

SCHEDULE OF OPTIONS ACTIVITY

The following table reflects all outstanding and exercisable options at March 31, 2022. All stock options immediately vest and are exercisable for a period of five to ten years from the date of issuance.

	Number of Options Outstanding and Vested	Weighted Average Exercise Price	Remaining Contractual Life (Years)	Aggregated Intrinsic Value
Outstanding, January 1, 2022	4,908,779	$0.011	2.74	19,675
Issued	–	–	–	–
Exercised	–	–	–	–
Forfeited	–	–	–	–
Outstanding and Vested, March 31, 2022	4,908,779	$0.011	2.74	19,675

	Number of Options Outstanding and Vested	Weighted Average Exercise Price	Remaining Contractual Life (Years)	Aggregated Intrinsic Value
Outstanding, January 1, 2021	119,917,140	$0.0025	3.6
Issued	2,981,079	0.0010	–
Exercised	(117,046,100)	–	–
Expired	(252,000)	0.065
Forfeited	(691,340)	0.058	–
Outstanding and vested, December 31, 2021	4,908,779	$0.011	2.74	$19,675

The following table reflects all outstanding and exercisable preferred stock options as at December 31, 2021. All preferred stock options immediately vest and are exercisable for a period of ten years from the date of issuance.

	Number of Options Outstanding and Vested	Weighted Average Exercise Price	Remaining Contractual Life (Years)	Aggregated Intrinsic Value
Outstanding, January 1, 2021	–	$–	–
Issued	36,000	0.10	9.44
Outstanding and vested, December 31, 2021	36,000	$0.10	9.44	$2,732,400

SCHEDULE OF WARRANT ACTIVITY

The following table reflects all outstanding and exercisable warrants at December 31, 2021. All warrants are exercisable for a period of nine months to four years from the date of issuance:

	Number of Warrants Outstanding	Weighted Average Exercise Price	Weighted Average Contractual Life (Yrs.)
Outstanding, January 1, 2021	306,770,000	$0.0016
Warrants issued	319,701,820	0.0153
Warrants exercised	(306,770,000)	0.0016
Warrants expired	(15,000,000)	0.0125
Outstanding and vested, December 31, 2021	304,701,820	$0.0153	1.97